December 30, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk - Stop 1-4

     Re:  Van Kampen Focus Portfolios, Municipal Series 358
          File No. 333-66320      CIK #1024935

Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on December 24, 2002.

                                                               Very truly yours,

                                                           Van Kampen Funds Inc.